REGISTRATION NOs. 2-89971

                                           811-3990

UNITED STATES OF AMERICA

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
PRE-EFFECTIVE AMENDMENT NO. ___	___
POST-EFFECTIVE AMENDMENT NO. 80	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	X
AMENDMENT NO. 81	X

NORTHWESTERN MUTUAL SERIES FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(414) 271-1444

(REGISTRANT’S TELEPHONE NUMBER)

LESLI MCLINDEN, SECRETARY

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[X]	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ]	ON MAY 1, 2020 PURSUANT TO PARAGRAPH (b)
[ ]	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
[ ]	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

This Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (File No. 2-89971) is being filed to update exhibits to the Registrant’s Post-Effective Amendment No. 78 to its Registration Statement that was previously filed on April 29, 2020 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) (SEC Accession No. 0001683863-20-006455), as supplemented by the Registrant’s filings pursuant to Rule 497(e) under the Securities Act made on June 9, 2020, July 15, 2020, September 4, 2020, October 26, 2020 and November 25, 2020. Accordingly, this Post-Effective Amendment No. 80 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-1A, setting forth the exhibits to the Registration Statement. This Post-Effective Amendment No. 80 does not modify any other part of the Registrant’s Post-Effective Amendment No. 78 to its Registration Statement. This Post-Effective Amendment No. 80 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registrant’s Post-Effective Amendment No. 78 to its Registration Statement, as supplemented, are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(a)	Articles of Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 1983 http://www.sec.gov/Archives/edgar/data /742212/0000950124-96-001802.txt	EX-99.B1 to Form N-1A Post-Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(b)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 3, 1993 http://www.sec.gov/Archives/edgar/data /742212/0000950124-96-001802.txt	EX-99.B1(a) to Form N-1A Post-Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(c)

Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999 and filed with the State of Maryland on February  11, 1999

http://www.sec.gov/Archives/edgar/data
/742212/0001047469-99-007284.txt

Exhibit A(1) to Form N-1A Post-Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(a)1(d)

Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001 and filed with the State of Maryland on May  4, 2001

http://www.sec.gov/Archives/edgar/data
/742212/000095012401501328/c62569
ex99-a1.txt

Exhibit A(1) to Form N-1A Post-Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(a)1(e)

Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on November 7, 2002 and filed with the State of Maryland on January  31, 2003

http://www.sec.gov/Archives/edgar/data
/742212/000095013103000696/dex99a1.txt

Exhibit A(1) to Form N-1A Post-Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(f)

Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003 and filed with the State of Maryland on February  7, 2003

http://www.sec.gov/Archives/edgar/data
/742212/000095013103000696/dex99a2.txt

Exhibit A(2) to Form N-1A Post-Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(g)

Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on August 3, 2006 and filed with the State of Maryland on February  2, 2007

http://www.sec.gov/Archives/edgar/data
/742212/000119312507038246/dex99a1g.htm

Exhibit (a)1(g) to Form N-1A Post-Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(h)

Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 21, 2007 and filed with the State of Maryland on February 22, 2007

http://www.sec.gov/Archives/edgar/data
/742212/000119312507038260/dex99a1h.htm

Exhibit (a)1(h) to Form N-1A Post-Effective Amendment No. 30 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(i)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 25, 2007 http://www.sec.gov/Archives/edgar/data /742212/000119312507093213/dex99a1i.htm	Exhibit (a)1(i) to Form N-1A Post-Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(a)1(j)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 7, 2008 http://www.sec.gov/Archives/edgar/data /742212/000119312508088080/dex99a1j.htm	Exhibit (a)1(j) to Form N-1A Post-Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(a)1(k)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 2010 http://www.sec.gov/Archives/edgar/data /742212/000119312511032690/dex99a1k.htm	Exhibit (a)1(k) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(a)1(l)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 15, 2013 http://www.sec.gov/Archives/edgar/data /742212/000119312513474225/d608992 dex99a1l.htm	Exhibit (a)1(1) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(m)

Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December  5, 2013

http://www.sec.gov/Archives/edgar/data
/742212/000119312513474225/d608992
dex99a1m.htm

Exhibit (a)1(m) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(n)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on March 10, 2015 http://www.sec.gov/Archives/edgar/data /742212/000119312515161560/d883327 dex99a1n.htm	Exhibit (a)1(n) to Form N-1A Post-Effective Amendment No. 58 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2015
(a)1(o)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 1, 2016 http://www.sec.gov/Archives/edgar/data /742212/000119312516568894/d151906 dex99a1o.htm	Exhibit (a)1(o) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(a)1(p)	Certificate of Correction filed with the State of Maryland on July 27, 2015 http://www.sec.gov/Archives/edgar/data /742212/000119312515270728/d50616 dex99a1o.htm	Exhibit (a)1(o) to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(b)1(a)	Amended and Restated By-Laws of Northwestern Mutual Series Fund, Inc. adopted on August 5, 2004 http://www.sec.gov/Archives/edgar/data /742212/000119312505032996/dex99b1j.htm	Exhibit (b)1(j) to Form N-1A Post-Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)1(b)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated May 4, 2006 http://www.sec.gov/Archives/edgar/data /742212/000119312507038246/dex99b1k.htm	Exhibit (b)1(k) to Form N-1A Post-Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(b)1(c)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 6, 2008 http://www.sec.gov/Archives/edgar/data /742212/000119312509033956/dex99b11.htm	Exhibit (b)1(l) to Form N-1A Post-Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(b)1(d)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 16, 2011 http://www.sec.gov/Archives/edgar/data /742212/000119312512191099/d309279 dex99b1m.htm	Exhibit (b)1(m) to Form N-1A Post-Effective Amendment No. 46 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2012
(b)1(e)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated December 31, 2014 http://www.sec.gov/Archives/edgar/data /742212/000119312515056321/d852921dex 99b1e.htm	Exhibit (b)1(e) to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2015
(b)1(f)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 19, 2015 http://www.sec.gov/Archives/edgar/data /742212/000119312516469981/d131644 dex99b1f.htm	Exhibit (b)1(f) to Form N-1A Post-Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(b)1(g)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 16, 2016 http://www.sec.gov/Archives/edgar/data /742212/000119312516801479/d283225 dex99b1g.htm	Exhibit (b)1(g) to Form N-1A Post-Effective Amendment No. 64 for Northwestern Mutual Series Fund, Inc. filed on December 22, 2016
(b)1(h)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 28, 2018 http://www.sec.gov/Archives/edgar/data /742212/000119312519009572/d688362 dex99b1h.htm	Exhibit (b)1(h) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(b)1(i)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated June 5, 2019 https://www.sec.gov/Archives/edgar/data /742212/000119312520019461/d881385 dex99b1i.htm	Exhibit (b)1(i) to Form N-1A Post-Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020
(d)1(a)

Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April  30, 2012

http://www.sec.gov/Archives/edgar/data
/742212/000119312512504637/d452526
dex99d1i.htm

Exhibit (d)1(i) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(d)1(b)

Amended Exhibit A to the Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012, as amended November 15, 2013

http://www.sec.gov/Archives/edgar/data
/742212/000119312513474225/d608992
dex99d1j.htm

Exhibit (d)1(j) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(a)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Fiduciary Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated June 5, 2019

https://www.sec.gov/Archives/edgar/data
/742212/000119312520019461/d881385
dex99d2a.htm

Exhibit (d)2(a) to Form N-1A Post-Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020
(d)2(b)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Delaware Investments Fund Advisers (on behalf of the Domestic Equity Portfolio) dated August 29, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2b.htm

Exhibit (d)2(b) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(c)(1)

Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value, Equity Income and Short-Term Bond Portfolios) dated November 28, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2c.htm

Exhibit (d)2(c) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(c)(2)

Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of Growth Stock Portfolio) dated August 29, 2019

https://www.sec.gov/Archives/edgar/data
/742212/000119312520019461/d881385dex
99d2c2.htm

Exhibit (d)2(c)(2) to Form N-1A Post-Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020
(d)2(d)

Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated November 28, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2d.htm

Exhibit (d)2(d) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(e)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Loomis, Sayles & Company, L.P. (on behalf of the Focused Appreciation Portfolio) dated August 29, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2e.htm

Exhibit (d)2(e) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(f)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and FIAM LLC (on behalf of the International Growth Portfolio) dated June 5, 2019

https://www.sec.gov/Archives/edgar/data
/742212/000119312520019461/d881385
dex99d2f.htm

Exhibit (d)2(f) to Form N-1A Post-Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(g)

Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Massachusetts Financial Services Company (on behalf of the Research International Core Portfolio) dated June 5, 2019

https://www.sec.gov/Archives/edgar/data
/742212/000119312520019461/d881385
dex99d2g.htm

Exhibit (d)2(g) to Form N-1A Post-Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020
(d)2(h)(1)

Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC (on behalf of the International Equity Portfolio) dated June 5, 2019

https://www.sec.gov/Archives/edgar/data
/742212/000119312520019461/d881385
dex99d2h.htm

Exhibit (d)2(h) to Form N-1A Post-Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020
(d)2(h)(2)

Amendment to Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC (on behalf of the International Equity Portfolio) dated February 27, 2020

https://www.sec.gov/Archives/edgar/data
/742212/000168386320006455/f3454d2.htm

Exhibit (d)2(h)(2) to Form N-1A Post-Effective Amendment No. 78 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2020
(d)2(i)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wellington Management Company LLP (on behalf of the Small Cap Growth Stock, Large Cap Core Stock and Mid Cap Growth Stock Portfolio) dated February  28, 2019

http://www.sec.gov/Archives/edgar/data
/742212/000119312519124568/d708319
dex99d2j.htm

Exhibit (d)2(j) to Form N-1A Post-Effective Amendment No. 74 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2019
(d)2(j)(1)

Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and American Century Investment Management, Inc. (on behalf of the Large Company Value, Mid Cap Value and Inflation Protection Portfolios) dated August  29, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2k.htm

Exhibit (d)2(k) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(j)(2)

Amendment to Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and American Century Investment Management, Inc. (on behalf of the Large Company Value, Mid Cap Value and Inflation Protection Portfolios) dated August 26, 2020

Filed herewith

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(k)(1)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Government Money Market Portfolio) dated November 28, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2l.htm

Exhibit (d)2(l) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(k)(2)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Index 500 Stock Portfolio) dated October 21, 2020	Filed herewith
(d)2(l)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wells Capital Management, Incorporated (on behalf of the Select Bond Portfolio) dated November 28, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2m.htm

Exhibit (d)2(m) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(m)(1)

Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Aberdeen Asset Managers Limited (on behalf of the Emerging Markets Equity Portfolio) dated June 5, 2019

https://www.sec.gov/Archives/edgar/data
/742212/000119312520019461/d881385
dex99d2m.htm

Exhibit (d)2(m) to Form N-1A Post-Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020
(d)2(m)(2)	Amendment to Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Aberdeen Asset Managers Limited (on behalf of the Emerging Markets Equity Portfolio) dated June 4, 2020	Filed herewith
(d)2(n)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Federated Investment Management Company (on behalf of the High Yield Bond Portfolio) dated August 29, 2018

http://www.sec.gov/Archives/edgar/data
/742212/000119312519009572/d688362
dex99d2o.htm

Exhibit (d)2(o) to Form N-1A Post-Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(d)2(o)(1)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Northern Trust Investments, Inc. (on behalf of the Index 400 Stock Portfolio) dated October 21, 2020	Filed herewith
(d)2(o)(2)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Northern Trust Investments, Inc. (on behalf of the Index 600 Stock Portfolio) dated October 21, 2020	Filed herewith

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(g)1

Custody Agreement between Northwestern Mutual Series Fund, Inc. and State Street Bank and Trust Company dated August  14, 2017

http://www.sec.gov/Archives/edgar/data
/742212/000119312518014570/d474016d
ex99g1.htm

Exhibit (g)1 to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(h)1(a)

License Agreement between Standard & Poor’s Corporation and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio), dated February 19, 1999

http://www.sec.gov/Archives/edgar/data
/742212/0001047469-99-007284.txt

Exhibit H(9) to Form N-1A Post-Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(h)1(b)

Form of License Agreement between Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 600 Stock Portfolio), dated April 27, 2007

http://www.sec.gov/Archives/edgar/data
/742212/000119312507093213/dex99h1b.htm

Exhibit (h)1(b) to Form N-1A Post-Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)2(a)

Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated March 3, 2020

https://www.sec.gov/Archives/edgar/data
/742212/000168386320006455/f3454d3.htm

Exhibit (h)2(a) to Form N-1A Post-Effective Amendment No. 78 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2020
(h)2(b)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Emerging Markets Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated June 5, 2020	Filed herewith
(h)2(c)

Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. dated March  3, 2020

https://www.sec.gov/Archives/edgar/data
/742212/000168386320006455/f3454d4.htm

Exhibit (h)2(b) to Form N-1A Post-Effective Amendment No. 78 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2020
(i)	Opinion and Consent of Counsel https://www.sec.gov/Archives/edgar/data /742212/000168386320006455/f3454d5.htm	Exhibit (i) to Form N-1A Post-Effective Amendment No. 78 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2020
(j)	Consent of Independent Registered Public Accounting Firm https://www.sec.gov/Archives/edgar/data /742212/000168386320006455/f3454d6.htm	Exhibit (j) to Form N-1A Post-Effective Amendment No. 78 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2020
(p)1

Amended and Restated Personal Trading Policy Adopted by Mason Street Advisors, LLC, Northwestern Mutual Series Fund, Inc. and Northwestern Mutual Investment Management Company, LLC dated January 1, 2020

Filed herewith

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)2	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective June 3, 2013 http://www.sec.gov/Archives/edgar/data /742212/000119312513474225/d608992 dex99p1h.htm	Exhibit (p)1(h) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)3	Franklin Templeton Investments Code of Ethics revised September 1, 2020	Filed herewith
(p)4	American Century Investments Code of Ethics revised in 2011 http://www.sec.gov/Archives/edgar/data /742212/000119312511117648/dex99p7c.htm	Exhibit (p)7(c) to Form N-1A Post-Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(p)5	MFS (Massachusetts Financial Services Company) Code of Ethics Policy effective January 1, 2021	Filed herewith
(p)6	PIMCO Code of Ethics effective January 2013 http://www.sec.gov/Archives/edgar/data /742212/000119312513187991/d498013 dex99p9d.htm	Exhibit (p)9(d) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)7	Delaware Investments Code of Ethics effective January 1, 2013 http://www.sec.gov/Archives/edgar/data /742212/000119312513187991/d498013 dex99p11b.htm	Exhibit (p)11(b) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)8	Fiduciary Management, Inc. Code of Ethics effective October 31, 2009 http://www.sec.gov/Archives/edgar/data /742212/000119312512504637/d452526 dex99p12a.htm	Exhibit (p)12(a) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(p)9	Wellington Management Company LLP Code of Ethics effective April 30, 2017 http://www.sec.gov/Archives/edgar/data /742212/000119312518053480/d417151 dex99p10.htm	Exhibit (p)10 to Form N-1A Post-Effective Amendment No. 69 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2018
(p)10	BlackRock Advisors, LLC Code of Business Conduct and Ethics effective July 21, 2014 http://www.sec.gov/Archives/edgar/data /742212/000119312514414964/d820844 dex99p14.htm	Exhibit (p)14 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)11	BlackRock Advisors, LLC Personal Trading Policy effective October 1, 2014 http://www.sec.gov/Archives/edgar/data /742212/000119312514414964/d820844 dex99p15.htm	Exhibit (p)15 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)12

Wells Capital Management, Inc. Joint Code of Ethics and Policy on Personal Securities Transactions and Trading on Insider Information effective April  24, 2014

http://www.sec.gov/Archives/edgar/data
/742212/000119312514414964/d820844
dex99p16.htm

Exhibit (p)16 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)13	Federated Investment Management Company Code of Business Conduct and Ethics effective July 25, 2013 http://www.sec.gov/Archives/edgar/data /742212/000119312514414964/d820844 dex99p17.htm	Exhibit (p)17 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)14	Federated Investment Management Company Code of Ethics for Access Persons effective September 30, 2012 http://www.sec.gov/Archives/edgar/data /742212/000119312514414964/d820844 dex99p18.htm	Exhibit (p)18 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)15	Loomis, Sayles & Company, L.P. Code of Ethics as amended December 16, 2020	Filed herewith
(p)16

Loomis, Sayles & Company, L.P. Identifying and Managing Conflicts of Interest Policies and Procedures effective May 2015

http://www.sec.gov/Archives/edgar/data
/742212/000119312515270728/d50616
dex99p19.htm

Exhibit (p)19 to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(p)17	FIAM LLC Code of Ethics for Personal Investing effective February 21, 2017 http://www.sec.gov/Archives/edgar/data /742212/000119312517145978/d276228 dex99p20.htm	Exhibit (p)20 to Form N-1A Post-Effective Amendment No. 66 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2017
(p)18	Aberdeen Asset Managers Limited Code of Ethics Policy effective May 1, 2016 http://www.sec.gov/Archives/edgar/data /742212/000119312517053636/d341568 dex99p21.htm	Exhibit (p)21 to Form N-1A Post-Effective Amendment No. 65 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2017
(p)19	Northern Trust Asset Management Code of Ethics effective April 1, 2020	Filed herewith
(q)	Power of Attorney https://www.sec.gov/Archives/edgar/data /742212/000168386320006455/f3454d7.htm	Exhibit (q) to Form N-1A Post-Effective Amendment No. 78 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2020

Item 29.	Persons Controlled by or under Common Control with Registrant

Shares of the Registrant have been offered and sold only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), a mutual insurance company organized by a special act of the Wisconsin Legislature, and its separate investment accounts (either directly or indirectly) created pursuant to Wisconsin insurance laws. The separate investment accounts are registered under the Investment Company Act of 1940 as unit investment trusts, and the purchasers of variable annuity contracts and variable life insurance policies issued in connection with such accounts have the right to instruct Northwestern Mutual with respect to the voting of the Registrant’s shares held by those accounts. Subject to such voting instruction rights, Northwestern Mutual and its separate investment accounts (either directly or indirectly through one or more of the Registrant’s investment portfolios operating as an affiliated fund of funds) control the Registrant. However, the present practice of Northwestern Mutual, as disclosed elsewhere in this Amended Registration Statement, is to vote any shares of the Registrant that are held as general assets in the same proportions as the shares for which voting instructions are received. Additionally, shares of the Registrant held by its investment portfolios operating as an affiliated fund of funds are also voted in the same proportion as the shares for which Northwestern Mutual receives voting instructions.

The subsidiaries of Northwestern Mutual, as of April 1, 2020, as well as their jurisdiction of incorporation and Northwestern Mutual’s direct or indirect ownership percentage, are set forth below.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Long Term Care Insurance Company (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services, LLC (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company (2)	United States	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd. (2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
1890 Maple, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
3412 Exchange, LLC (2)	Delaware	NM Imperial, LLC	100.00
45East11 (2)	Cayman Islands	NYLV, LLC	100.00
777 North Van Buren Apartments, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Condominium Association, Inc. (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
AFE Brentwood Park, LLC (2)	Delaware	Cortona Holdings, LLC	100.00
Amber, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Artisan Garden Apartments, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Baraboo, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Bayridge, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
BCC Cancer Center Venture, LP (2)	Delaware	NM Cancer Center GP, LLC	0.01
		NM Imperial, LLC	83.99
		RE Corp.	16.0
Bishop Square, LLC (2)	Delaware	NM BSA, LLC	100.00
Bradford II SPE, LLC (2)	Delaware	C – Land Fund, LLC	100.00
Bradford Master Association Inc. (2)	North Carolina	C – Land Fund, LLC	100.00
Brandywine Distribution, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cedarstone, LLC (2)	Delaware	Baraboo, Inc.	100.00
Chateau, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
Chelsea Ventures, LLC (2)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
C – Land Fund, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Coral, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Cortona Holdings, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cream City Venture Capital, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crosland Greens, LLC (2)	North Carolina	C – Land Fund, LLC	100.00
Dortmund, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
Fairfield Potomac Club, LLC (2)	Delaware	RE Corp.	1.00
		NM Imperial, LLC	99.00
FB #2, LLC (2)	Maryland	Chelsea Ventures, LLC	100.00
FES, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
GRO, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
GRO-SUB, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hamptons PBG, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hazel, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Higgins, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Hobby, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Hollenberg 1, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Kristiana International Sales, Inc. (2)	U.S. Virgin Islands	Hobby, Inc.	100.00
Logan, Inc. (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Los Alamitos Corporate Center Joint Venture, LLC (2)	California	NM Imperial, LLC	99.00
		RE Corp.	1.00
Maroon, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Mason & Marshall, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Millbrook Apartments Associates L.L.C. (2)	Virginia	NM Imperial, LLC	100.00
Model Portfolios, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
MPC Park 27 Industrial, LLC (2)	Florida	The Northwestern Mutual Life Insurance Company	100.00
Network Office Cashiership, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Nicolet, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
NM BSA, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Cancer Center GP, LLC (2)	Delaware	NM Imperial, LLC	100.00
NM Career Distribution Holdings, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM DFW Lewisville, LLC (2)	Delaware	NM Majestic Holdings, LLC	100.00
NM Gen, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
NM GP Holdings, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Harrisburg, Inc. (2)	Pennsylvania	The Northwestern Mutual Life Insurance Company	100.00
NM Imperial, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Investment Holdings, LLC. (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Lion, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM Majestic Holdings, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Neptune, LLC (2)	Delaware	NM Regal, LLC	100.00
NM Pebble Valley LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM QOZ Fund, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM RE Funds, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Regal, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
NM Twin Creeks GP, LLC (2)	Delaware	NM Imperial, LLC	100.00
NMC V Equity Fund, LP (2)	Delaware	NMC V GP, LLC	100.00
NMC V Mezz Fund, LP (2)	Delaware	NMC V GP, LLC	100.00
NMC V GP, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
NM-Hemlock, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Jasper, Inc. (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Morristown, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Pulse, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-RESA, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-SAS, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Skye, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-West Hartford, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NML Development Corporation (2)	Delaware	NML Securities Holdings, LLC	100.00
NML Real Estate Holdings, LLC (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings, LLC (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NMRM Holdings, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
North Van Buren, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Northwestern Broadway Plaza, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Ellis Company (2)	Nova Scotia	Coral, Inc.	100.00
Northwestern Mutual Capital GP II, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP III, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP IV, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP (2)	Delaware	Northwestern Mutual Capital GP II, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP (2)	Delaware	Northwestern Mutual Capital GP III, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP (2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP (2)	Delaware	Northwestern Mutual Capital GP II LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP (2)	Delaware	Northwestern Mutual Capital GP III LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP (2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual Life Clubs Associated, Inc. (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual MU TLD Registry, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Registry, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc. (3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase I, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase II, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NWM ZOM GP, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NYLV, LLC (2)	Delaware	BCC Cancer Center Venture, LP	100.00
Osprey Links Golf Course, LLC (2)	Delaware	Osprey Links, LLC	100.00
Osprey Links, LLC (2)	Delaware	NM Imperial, LLC	99.00
		RE Corp	1.0
Plantation Oaks MHC-NM, LLC (2)	Delaware	NM Imperial, LLC	100.00
RE Corp. (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Regency NM Johns Creek, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Regina International Sales, Inc. (2)	U.S. Virgin Islands	Hobby, Inc.	100.00
Ruhl Financial Group, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Russet, Inc. (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Scotty, LLC (2)	Delaware	Hobby, Inc.	6.02
		Maroon, Inc.	62.00
		North Van Buren, Inc.	4.63
		Stadium and Arena Management, Inc.	27.35
Seattle Network Office, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Stadium and Arena Management, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	The Northwestern Mutual Life Insurance Company	100.00
Tupelo, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Two Con Holdings, LLC (2)	Delaware	Bishop Square, LLC	100.00
Two Con SPE, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Two Con, LLC (2)	Delaware	Two Con Holdings, LLC	100.00
Ventura Lakes MHC-NM, LLC (2)	Delaware	NM Imperial, LLC	100.00
Walden OC, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
West Huron Joint Venture (2)	Washington	NM Imperial, LLC	99.00
		Burgundy, LLC	1.0
White Oaks, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)

Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of : Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 30.	Indemnification

Article IX of Registrant’s by-laws is included as an exhibit to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. In addition to indemnification pursuant to the Registrant’s by-laws, the Registrant’s directors may in certain circumstances be eligible for indemnification by Northwestern Mutual. Pursuant to action by the Northwestern Mutual trustees, and in accordance with the by-laws of Northwestern Mutual, indemnification by Northwestern Mutual is extended to directors of the Registrant against all reasonable expenses in a successful defense in a proceeding, and liability incurred in a proceeding to which such person was a party because he or she is or was a director of the Registrant. Indemnification is not available if liability was incurred because the director breached or failed to perform a duty owed to Registrant and the breach or failure to perform constituted any of the following: (a) a willful failure to deal fairly with Registrant or its stockholders in connection with a matter in which the director has a material conflict of interest; (b) a violation of criminal law unless the director had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (c) a transaction in which the director derived an improper personal benefit; or (d) willful misconduct. Determination of rights to such indemnification is pursuant to the procedures set forth in Northwestern Mutual’s by-laws. The directors are covered under a directors and officers liability insurance policy in the name of the Series Fund. It is in the amount of $25 million ($15 million primary layer and a $10 million secondary layer), with a $500,000 deductible. The cost of the insurance is paid by the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.	Business and Other Connections of Investment Adviser

Mason Street Advisors, LLC (“MSA”), the Registrant’s investment adviser, may also provide from time to time investment advisory services for Northwestern Mutual and other institutional clients. Several of the directors and officers of MSA also serve as officers of Northwestern Mutual. Additional information regarding the business and other connections of MSA, and its directors and officers, is set forth in MSA’s current Form ADV filed with the Securities and Exchange Commission (“SEC”).

Information regarding the business and other connections of each sub-adviser, and its officers and directors is set forth in each sub-adviser’s current Form ADV filed with the SEC. The chart below sets forth each sub-adviser and their respective SEC file number.

Sub-adviser	SEC Number
American Century Investment Management, Inc.	801-8174
Massachusetts Financial Services Company	801-17352
T. Rowe Price Associates, Inc.	801-856
Pacific Investment Management Company LLC	801-48187
Templeton Investment Counsel, LLC	801-15125
Fiduciary Management, Inc.	801-15164
Delaware Investments Fund Advisers, a Series of Macquarie Investment Management Business Trust	801-32108
Wellington Management Company LLP	801-15908
Wells Capital Management, Incorporated	801-21122
Federated Investment Management Company	801-34612
BlackRock Advisors, LLC	801-47710
Loomis, Sayles & Company, L.P.	801-170
FIAM LLC	801-63658
Aberdeen Asset Managers Limited	801-75074
Northern Trust Investments, Inc.	801-33358

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Pursuant to the investment advisory agreement, MSA, the Registrant’s adviser, provides or arranges with Northwestern Mutual, its affiliate, for the provision of facilities and personnel for maintaining the Registrant’s books and records. Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR §§ 270-31a-1 to 31a-3 promulgated thereunder, is kept at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, the address of MSA and of Northwestern Mutual, except for records held and maintained by State Street Bank and Trust Company, 1 Iron Street, Boston, MA, 02110, relating to its function as custodian.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 8th day of February, 2021.

NORTHWESTERN MUTUAL SERIES FUND, INC.
(Registrant)

By:	/s/ KATE M. FLEMING
Kate M. Fleming, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ KATE M. FLEMING	President and	February 8, 2021
Kate M. Fleming	Principal Executive Officer

/s/ TODD M. JONES	Vice President, Chief	February 8, 2021
Todd M. Jones	Financial Officer and Treasurer

/s/ BARBARA E. COURTNEY	Controller and	February 8, 2021
Barbara E. Courtney	Chief Accounting Officer

/s/ MIRIAM M. ALLISON*	Director	February 8, 2021
Miriam M. Allison

/s/ CHRISTY L. BROWN*	Director	February 8, 2021
Christy L. Brown

/s/ WILLIAM J. GERBER*	Director	February 8, 2021
William J. Gerber

/s/ GAIL L. HANSON*	Director	February 8, 2021
Gail L. Hanson

/s/ ROBERT H. HUFFMAN III*	Director	February 8, 2021
Robert H. Huffman III

/s/ DAVID RIBBENS*	Director	February 8, 2021
David Ribbens

/s/ DONALD M. ULLMANN*	Director	February 8, 2021
Donald M. Ullmann

/s/ RONALD P. JOELSON	Director	February 8, 2021
Ronald P. Joelson

*By	/s/ KATE M. FLEMING
Kate M. Fleming, Attorney in Fact, pursuant to the Power of Attorney filed as Exhibit (q) to Form N-1A Post Effective Amendment No. 78 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2020

EXHIBIT INDEX

Exhibit No.	Exhibit

(d)2(j)(2)	Amendment to Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and American Century Investment Management, Inc. (on behalf of the Large Company Value, Mid Cap Value and Inflation Protection Portfolios) dated August 26, 2020

(d)2(k)(2)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Index 500 Stock Portfolio) dated October 21, 2020

(d)2(m)(2)	Amendment to Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Aberdeen Asset Managers Limited (on behalf of the Emerging Markets Equity Portfolio) dated June 4, 2020

(d)2(o)(1)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Northern Trust Investments, Inc. (on behalf of the Index 400 Stock Portfolio) dated October 21, 2020

(d)2(o)(2)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Northern Trust Investments, Inc. (on behalf of the Index 600 Stock Portfolio) dated October 21, 2020

(h)2(b)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Emerging Markets Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated June 5, 2020

(p)1	Amended and Restated Personal Trading Policy Adopted by Mason Street Advisors, LLC, Northwestern Mutual Series Fund, Inc. and Northwestern Mutual Investment Management Company, LLC dated January 1, 2020

(p)3	Franklin Templeton Investments Code of Ethics revised September 1, 2020

(p)5	MFS (Massachusetts Financial Services Company) Code of Ethics Policy effective January 1, 2021

(p)15	Loomis, Sayles & Company, L.P. Code of Ethics as amended December 16, 2020

(p)19	Northern Trust Asset Management Code of Ethics effective April 1, 2020